Income taxes (Details 3) $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($) subsidiary	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
Reconciliation between the income tax expenses
Different tax rates of subsidiaries	$ (7,955)	$ (4,581)	$ (2,866)
Tax effect of non-deductible expenses at applicable tax rates	(674)	(365)	(430)
Accrued tax claims	(100)		(63)
Tax on distribution of earnings of subsidiaries		(109)	(230)
Exchange difference	(519)
Tax loss carry-forwards	(748)
Benefit from a change in tax position	168	405
Other		(56)	(56)
Total income tax expense	(9,828)	(4,706)	(3,645)
Deferred tax assets
Accrued operating (and interest) expenses	1,779	1,732	1,272
Net operating loss / Tax loss carry forward	1,175	499	395
Contingent consideration	1,213	1,332	1,843
Other	15	39	39
Total deferred tax assets	4,182	3,602	3,549
Valuation allowance	(395)	(395)	(395)
Total deferred tax assets after valuation allowance	3,787	3,207	3,154
Deferred tax liabilities
Accounts receivable and revenue accruals	(145)	(95)	(459)
Inventory and deferred cost of revenue	(241)	(753)	(575)
Tax on undistributed earnings of subsidiaries			(230)
Property and equipment	(2,876)	(2,258)	(1,843)
Intangible assets	(1,006)	(1,885)	(3,503)
Total deferred tax liabilities	(4,268)	(4,991)	(6,610)
Net deferred tax asset, current	1,864	1,027	238
Net deferred tax asset, non current	1,518
Net deferred tax liability, current			(230)
Net deferred tax liability, non-current	(3,863)	(2,811)	(3,464)
Net deferred tax liabilities	(481)	(1,784)	$ (3,456)
Valuation allowance accrued on deferred taxes related to net operating losses	0
Undistributed earnings of Foreign Subsidiaries	8,486	5,333
Unrecognized deferred tax liability for temporary differences related to investments in foreign Subsidiaries of the Group	$ 429	$ 274
Number of subsidiaries benefitting from tax incentives | subsidiary	2